Cover	May 09, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 09, 2024
Entity File Number	001-33796
Entity Registrant Name	CHIMERA INVESTMENT CORP
Entity Central Index Key	0001409493
Entity Tax Identification Number	26-0630461
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	630 Fifth Avenue
Entity Address, Address Line Two	Ste 2400
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10111
City Area Code	(888)
Local Phone Number	895-6557
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CIM
Security Exchange Name	NYSE
Preferred Class A [Member]
Title of 12(b) Security	8.00% Series A Cumulative Redeemable Preferred Stock
Trading Symbol	CIM PRA
Security Exchange Name	NYSE
Preferred Class B [Member]
Title of 12(b) Security	8.00% Series B Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock
Trading Symbol	CIM PRB
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Title of 12(b) Security	7.75% Series C Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock
Trading Symbol	CIM PRC
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Title of 12(b) Security	8.00% Series D Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock
Trading Symbol	CIM PRD
Security Exchange Name	NYSE